Property and Equipment - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 6,000	$ 172,000	$ 450,000	$ 1,534,000
Impairment charge	750,000		$ 4,270,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 100,000	$ 200,000